15. EQUITY	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
15. EQUITY

The following equity issuances occurred during the nine months ended June 30, 2013:

Unless otherwise indicated, all of the following private placements of Company securities were conducted under the exemption from registration as provided under Section 4(2) of the Securities Act of 1933 (and also qualified for exemption under 4(5), formerly 4(6) of the Securities Act of 1933, except as noted below). All of the shares issued were issued in private placements not involving a public offering, are considered to be “restricted stock” as defined in Rule 144 promulgated under the Securities Act of 1933 and stock certificates issued with respect thereto bear legends to that effect.

On October 8, 2012, Ascendiant converted $50,000 of principal and interest of $6,959 into 1,139,178 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011. A notice filing under Regulation D was filed with the SEC in October 10, 2012.

On October 17, 2012, the Company issued to Ascendiant 993,049 shares for $100,000 or $.101 per share under the Securities Purchase Agreement dated June 17, 2011. A notice filing under Regulation D was filed with the SEC in October 19, 2012.

On October 26, 2012 the Company issued 150,000 shares of restricted common stock to Manna Advisory Services, LLC, for investor relation services. The shares were valued at $0.13 per share. The Company expensed $19,500 during the nine months ended June 30, 2013.The shares do not have registration rights. A notice filing under Regulation D was filed with the SEC in October 30, 2012.

0n November 28, 2012, Ascendiant converted $50,000 of principal and interest of $7,644 into 1,152,877 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011. A notice filing under Regulation D was filed with the SEC in November 29, 2012.

On January 24, 2013, Gemini converted $300,000 of principal and $50,630 of accrued interest into 7,012,603 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011. A notice filing under Regulation D was filed with the SEC on January 29, 2013.

On January 24, 2013, Ascendiant converted $50,000 of principal and $8,438 of accrued interest into 1,168,767 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011. A notice filing under Regulation D was filed with the SEC on January 29, 2013.

On January 28, 2013, Gemini converted $300,000 of principal and $50,959 of accrued interest into 7,019,178 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011. A notice filing under Regulation D was filed with the SEC on January 30, 2013.

On February 11, 2013, the Company entered into a Consulting Services Agreement with Integrated Consulting Services for strategic advice on our product roadmap. The Company issued a warrant for the purchase of 250,000 shares of common stock.  The warrants are exercisable at $.10 per share and expire February 10, 2016. The Company valued the warrant at $0.10 per share and expensed $25,000 during the nine months ended June 30, 2013. Pursuant to the Consulting Services Agreement, the Company agreed to issue an additional warrant for the purchase of 250,000 shares of common stock on August 12, 2013.

On February 13, 2013, the Company issued 150,000 shares of restricted common stock to Manna Advisory Services, LLC, for investor relation services. The shares were valued at $0.10 per share. The Company expensed $15,000 during the nine months ended June 30, 2013.The shares do not have registration rights. A notice filing under Regulation D was filed with the SEC in February 15, 2013.

On February 13, 2013, the Company issued 150,000 shares of restricted common stock to David Markowski, an investor for services related to the acquisition of TransTech. The shares were valued at $0.10 per share. The Company expensed $15,000 during the nine months ended June 30, 2013. The shares do not have registration rights. A notice filing under Regulation D was filed with the SEC in February 15, 2013.

On February 13, 2013, the Company issued 2,000,000 shares of restricted common stock to two employees (1,200,000 shares for Ronald Erickson our Chief Executive Officer and 200,000 for Mark Scott, our Chief Financial Officer) and two directors (400,000 shares for Marco Hegyi and 200,000 shares for Jon Pepper) for services during 2012. The shares were valued at $0.10 per share. The Company expensed $200,000 during the nine months ended June 30, 2013. The shares do not have registration rights. A notice filing under Regulation D was filed with the SEC in February 15, 2013.

On March 1, 2013, the Company issued 50,000 shares of restricted common stock to Manna Advisory Services, LLC, for investor relation services. The shares were valued at $0.10 per share. The Company expensed $5,000 during the nine months ended June 30, 2013. The shares do not have registration rights. A notice filing under Regulation D was filed with the SEC in April 4, 2013.

On April 26, 2013, Ascendiant was issued a total of 4,564,068 shares of common stock as a result of Ascendiant’s cashless exercise of a warrant (“Ascendiant Warrant”).  On January 23, 2013, the Company had agreed to repurchase the Ascendiant Warrant for a purchase price of $300,000, payment of which was due March 31, 2013; however, the Company did not complete that purchase, thereby enabling Ascendiant to exercise the Ascendiant Warrant on April 26, 2013. A notice filing under Regulation D was filed with the SEC May 3, 2013.

On April 30, 2013, the Company issued 120,000 shares of restricted common stock to David Markowski, an investor for services related to the acquisition to TransTech. The shares were valued at $0.10 per share. The Company expensed $12,000 during the nine months ended June 30, 2013. The shares do not have registration rights. A notice filing under Regulation D was filed with the SEC May 16, 2013.

We entered into an Option Agreement with Ascendiant dated April 26, 2013, pursuant to which we had the option to purchase from Ascendiant 4,000,000 shares of our common stock (the “Option Shares”) for an aggregate purchase price of $300,000. On May 31, 2013, the Company exercised its option to purchase the 4,000,000 Option Shares from Ascendiant and paid to Ascendiant the $300,000 purchase price.  To date, Ascendiant has delivered only 2,284,525 of the 4,000,000 Option Shares purchased by the Company, and has failed to deliver the remaining 1,715,475 Option Shares. See Note 18 for additional details on legal proceedings.

On June 10, 2013, the Sterling Group forfeited a warrant to purchase 300,000 shares of common stock at $0.20 per share.

On June 10, 2013, the Company entered into a Purchase Agreement, Warrants, Registration Rights Agreement and Voting Agreement with Special Situations and forty other accredited investors pursuant to which we issued 52,300,000 shares of common stock at $0.10 per share for a total of $5,230,000, which amount includes the conversion of $500,000 in outstanding debt of the Company owed to one of its officers.  As part of the transaction which closed June 14, 2013, the Company issued to the investors (i) five year Series A Warrants to purchase a total of 52,300,000 shares of common stock at $0.15 per share; and (ii) five year Series B Warrants to purchase a total of 52,300,000 shares of common stock at $0.20 per share.  Since we currently have an insufficient number of authorized shares of common stock to permit the exercise of all of the Warrants, the Warrants were issued subject to authorization and approval of an increase in the number of authorized shares of the Company by its stockholders at a special meeting of the stockholders to be held in August 2013.  A notice filing under Regulation D was filed with the SEC June 18, 2013.

The Company also issued 5,230,000 placement agent warrants exercisable at $0.10 per share GVC Capital, with an obligation to issue up to 5,230,000 additional placement agent warrants exercisable at $0.15 per share.  The $0.15 placement agent warrants shall issue only upon the exercise of the Series A Warrants by the Investors, and are issuable ratably based upon the number of Warrants exercised by the Investors.  The placement agent warrants have a term of five years from the date of closing of the Transaction.

A summary of the warrants issued as of June 30, 2013 were as follows:

	June 30, 2013
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	3,369,050	$0.307
Issued	110,080,000	0.100
Exercised	-	-
Forfeited	(300,000)	(0.200)
Expired	(792,000)	(0.500)
Outstanding at end of period	112,357,050	$0.173
Exerciseable at end of period	112,357,050

A summary of the status of the warrants outstanding as of June 30, 2013 is presented below:

	June 30, 2013
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
6,080,000	4.37	$0.100	6,080,000	$0.100
52,300,000	4.88	0.150	52,300,000	0.150
52,300,000	4.88	0.200	52,300,000	0.200
1,059,073	0.62	0.20-0.29	1,059,073	0.20-0.29
117,977	0.80	0.30-0.39	117,977	0.30-0.39
500,000	0.63	0.40-0.49	500,000	0.40-0.49
112,357,050	4.75	$0.173	112,357,050	$0.173

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the period ended June 30, 2013 were as follows:

Dividend yield	0%
Expected life	3-5 years
Expected volatility	143%
Risk free interest rate	1.5%

At June 30, 2013, vested warrants of 112,357,050 had an aggregate intrinsic value of $0.

14.	EQUITY

Unless otherwise indicated, all of the following private placements of Company securities were conducted under the exemption from registration as provided under Section 4(2) of the Securities Act of 1933 (and also qualified for exemption under 4(5), formerly 4(6) of the Securities Act of 1933, as noted below). All of the shares issued were issued in private placements not involving a public offering, are considered to be “restricted stock” as defined in Rule 144 promulgated under the Securities Act of 1933 and stock certificates issued with respect thereto bear legends to that effect.

The Company had the following equity transactions during the year ended September 30, 2011:

On November 17, 2010, the Company issued 20,000 shares of restricted shares of the Company’s common stock to Robert Jones for advisory services. The shares were valued at $0.24 per share, the closing price on November 17, 2010.

On December 23, 2010, the Company entered into a Securities Purchase Agreement (“Agreement”) with Seaside pursuant to which Seaside agreed to purchase restricted shares of the Company’s common stock from time to time over a 12-month period, provided that certain conditions are met.

Under the terms of the Agreement, the Company agreed to sell and issue to Seaside each month for a 12-month period commencing on the closing date, restricted shares of the Company’s common stock at a price equal to the lower of (i) 60% of the average trading price of the company’s stock during the 10 trading days immediately preceding each monthly closing date, or (ii) 70% of the average trading price for the trading day immediately preceding each monthly closing date. Visualant’s agreement to sell shares each month during said 12 month period is subject to certain conditions and limitations.  With respect to each subsequent closing, Visualant will not be obligated to sell any of its common stock to Seaside at a price lower than $0.25 per share, and Seaside’s beneficial ownership of the Company’s common stock will not exceed 9.9%. Seaside is not permitted to short sale the Company’s common stock.

Visualant paid Seaside’s legal fees and expenses in the amount of $25,000 for the initial closing, and agreed to pay $2,500 for each subsequent closing.  Visualant also has agreed to pay 7.0% in finder’s fees (to be paid in connection with each draw down) and issue 10,113 common stock warrants exercisable at $0.21395 per share.

The Agreement may be terminated by Seaside upon written notice to the Company, if at any time prior to the final subsequent closing the Company consummates a financing to which Seaside is not a party.

The Agreement also contains certain representations and warranties of Visualant and Seaside, including customary investment-related representations provided by Seaside, as well as acknowledgements by Seaside that it has reviewed certain disclosures of the Company (including the periodic reports that the Company has filed with the SEC) and that the Company’s issuance of the shares has not been registered with the SEC or qualified under any state securities laws.  Visualant provided customary representations regarding, among other things, its organization, capital structure, subsidiaries, disclosure reports, absence of certain legal or governmental proceedings, financial statements, tax matters, insurance matters, real property and other assets, and compliance with applicable laws and regulations.  Seaside’s representations and warranties are qualified in their entirety (to the extent applicable) by the Company’s disclosures in the reports it files with the SEC.  Visualant also delivered confidential disclosure schedules qualifying certain of its representations and warranties in connection with executing and delivering the Agreement.

As of September 30, 2011, the Company sold to Seaside 2,529,314 shares at a purchase price of $0.302 per share, or an aggregate price of $763,650. In addition, the Company issued warrants to brokers for the purchase of 177,050 shares of common shares at the purchase price of $0.302 per share.

On January 27, 2011, the Company issued 275,000 restricted shares of the Company’s common stock to directors for services provided during 2010. The shares were valued at $0.448 per share, the closing price for the thirty days prior to January 27, 2011.

On January 27, 2011, the Company entered into a Contract for Corporate Advisory Services with Core consulting Group. Under the agreement dated December 6, 2010, the Company issued 381,500 of restricted shares of the Company’s common stock at $0.45 per share, the closing price on December 6, 2010. On April 27, 2011, the Company issued an additional 381,500 of restricted shares of our common stock at $0.45 per share, the closing price on December 6, 2010.

On January 27, 2011, Monahan & Biagi, PLLC converted $136,726 of accrued legal bills into 341,815 shares of our common stock at $0.40 per share, the closing price on January 22, 2011, the date the conversion was requested.

On February 14 and 17, 2011, Asher converted $50,000 of convertible debentures into173,378 shares of common stock at $0.2884 per share.

On February 23, 2011, Masahiro Kawahata, a director converted $90,906 of accrued expenses into 211,409 shares of the Company common stock at $0.43 per share, the closing price on February 23, 2011, the date the conversion was requested.

On February 23, 2011, the Company issued a warrant for the purchase of 1,000,000 shares of our common stock to Coach for advisory services. The warrant was issued at $0.25 per share. The warrant expires February 22, 2014 and is callable if registered and with five closing trading prices of the Company’s common stock over $0.75 per share.

On February 23, 2011, the Company issued a warrant for the purchase of 500,000 shares of our common stock to the Sterling Group for advisory services. The warrant was issued at $0.50 per share. The warrant expires February 22, 2014 and is callable if registered and with five closing trading prices of our common stock over $0.75 per share.

On April 1, 2011, Coach converted $250,000 and interest of $28,758 into 1,858,387 shares of common stock.

On April 1, 2011, the Company entered into a Consulting Agreement with Cerillion N4 Partners. Under the agreement, the Company issued 4,000 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with InvestorIdeas.com. Under the agreement, the Company issued 57,692 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with National Securities Corporation. Under the agreement, the Company issued 60,000 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with Aquiline Group, Inc. Under the agreement, the Company issued 75,000 shares at $0.52 per share, the price on March 31, 2011.

On May 31, 2011, Coach exercised its warrant and received 833,333 shares of common stock. On December 7, 2009, the Company closed $250,000 of financing from Coach pursuant to a Convertible Promissory Note. In addition, Coach received warrants to purchase 833,333 shares of the Company’s common stock at $0.15 per share.  The warrant expired 3 years from the date of issuance.

On May 18, 2011, the Company entered into an Agreement with Mr. Gima. Under the agreement, we issued 10,000 shares at 0.52 per share.

On May 20, 24 and 26, 2011, Asher converted $50,000 of convertible debentures into 296,130 shares of common stock at $0.169 per share.

On June 7, 2011, the Company closed the acquisition of all Visualant related assets of the RATLab LLC by agreeing to issue 1,000,000 of our common stock valued at $0.20 per share, the price during the negotiation of this agreement.

On June 17, 2011, the Company entered into a Securities Purchase Agreement with Ascendiant, pursuant to which Ascendiant agreed to purchase up to $3,000,000 worth of shares of the Company’s common stock from time to time over a 24-month period, provided that certain conditions are met. The financing arrangement entered into by the Company and Ascendiant is commonly referred to as an “equity line of credit” or an “equity drawdown facility.”

As of September 30, 2012, the Company has issued to Ascendiant 5,365,884 shares for $383,141 or $.071 per shares under the Securities Purchase Agreement dated June 17, 2011.  In addition, the Company issued to Ascendiant during 2011 and 2012 a total of 1,490,943 shares for $193,370 or $.131 per shares under the Securities Purchase Agreement excluding the commitment and legal fees.

On June 17, 2011, the Company extended its April 1, 2011 Agreement with Aquiline Group, Inc. Under the agreement, the Company issued 25,000 shares at $0.52 per share, the price on March 31, 2011.

On July 14, 17 and 20, 2011 Asher converted $50,000 into 491,506 shares of common stock at $.102 per share.

On August 23, 2011, the Company filed an amended Registration Statement on Form S-1 for 15,340,361 shares of common stock. The Registration Statement primarily registers shares for Seaside, Gemini, Ascendiant, Coach and Sterling Group and was declared effective by the SEC on August 29, 2011.

The Company had the following equity transactions during the year ended September 30, 2012:

 On October 5, 2011, the Company entered into a Financial Consultant Agreement (“Agreement”) with D. Weckstein and Co, Inc. (“Weckstein”) The Agreement expires July 31, 2016. Under the Agreement, Weckstein was awarded 1,000,000 shares of common stock on November 7, 2011. The shares were valued at $0.07 per share, the closing price on November 7, 2011. In addition, the Company paid $10,000 to Weckstein

On December 15, 2011, the Company issued 100,000 shares of restricted common stock to Todd Weaver for product development work. The shares were valued at $0.12 per share, the closing price on November 29, 2011, and do not have registration rights.

On February 7, 2012, the Company issued 1,000,000 restricted shares to Coventry Capital LLC related to an Advisory Agreement. The shares were valued at $.10 per share.

On February 24, 2012, the Company issued 400,000 shares of common stock to five directors for services provided during 2011. The shares were issued under the 2011 Stock Incentive Plan.

On April 1, 2011, the Company entered into an Investor Banking Agreement with National Securities Corporation. On March 12, 2012, the Company issued warrants for up to 204,000, 366,000 and 30,000 shares of common stock to National Securities Corporation, Steven Freifeld and Vince Calicchia, respectively. The warrants are exercisable at $.10 per share and expire March 11, 2015.

On April 2, 2012, the Company filed a Registration Statement on Form S-1 for 7,600,000 shares of common stock. The Registration Statement primarily registered shares for Ascendiant, Coventry Capital LLC and National Securities Corporation and affiliates and was declared effective by the SEC on April 18, 2012.

On May 16, 2012 the Company issued 150,000 shares of restricted common stock to Manna Advisory Services, LLC for services. The shares were valued at $0.10 per share. The shares do not have registration rights.

On May 31, 2012, the Company executed a Stock Purchase Agreement with Sumitomo Precision Products Co., Ltd. (SPP) whereby SPP invested $2,250,000 in exchange for 17,307,693 shares of restricted common shares priced at $0.13 per share that was funded on June 21, 2012. The shares do not have registration rights.

On July 31, 2012, the Company closed the acquisition of the environmental field of use of its SPM technology from Javelin LLC or Javelin. The Company acquired the Visualant related assets of Javelin for (i) 1,250,000 shares of our common stock at closing valued at thirteen ($0.13) per share, the price during the negotiation of this agreement; and (ii)  $100,000, with $20,000 payable at closing and $80,000 to be paid in four equal installments over a period of eight months. In addition,

On September 6, 2012, the Company signed a Settlement and Release Agreement (“Sparks Agreement”) with Mr. Sparks, the former CEO and Director and a cousin of Ronald Erickson. The Sparks Agreement required (i) payment of $50,750 (paid) and issuance of 513,696 shares of our common stock for full payment on a note and related accrued interest of $66,780; (ii) payment of $39,635to Mr. Sparks for a note, accrued interest and other liabilities (paid); and (iii) issuance of 4,000,000 restricted shares of our common stock to Mr. Spark for unpaid compensation in the amount of $721,333. The above is full settlement of all outstanding liabilities due to Mr. Sparks.

On September 18, 2012 the Company issued 500,000 shares of restricted common stock to NVPR, LLC for services. The shares were valued at $0.13 per share. The shares do not have registration rights.

On September 28, 2012 the Company issued 250,000 shares of restricted common stock to Clayton McKeekin for services. The shares were valued at $0.13 per share. The shares do not have registration rights.

As of September 30, 2012, 7,036,975 shares of the Company’s common stock have been issued to Gemini upon conversion of $300,000 of the convertible debentures and interest of $20,780 at an average of $0.05 per share.

As of September 30, 2012, 3,373,425 shares of the Company’s common stock have been issued to Ascendiant upon conversion of $150,000 of the convertible debentures and interest of $18,671 at an average of $0.05 per share.

On October 22, 2012, the Company filed an Amended Registration Statement on Form S-1 for 7,600,000 shares of common stock. The Registration Statement primarily registered shares for Ascendiant, Coventry Capital LLC and National Securities Corporation and affiliates and was declared effective by the SEC on October 25, 2012.

Warrants, and any potential adjustments, are discussed in this Footnote and Footnote 12, Convertible Notes Payable.

A summary of the warrants issued as of September 30, 2012 were as follows:

	September 30, 2012
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	4,569,050	0.410
Issued	600,000	0.100
Exercised	-	-
Forfeited	-	-
Expired	(1800000)	(0.500)
Outstanding at end of period	3,369,050	0.307
Exerciseable at end of period	3,369,050

A summary of the status of the warrants outstanding as of September 30, 2012 is presented below:

	September 30, 2012
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
600,000	2.50	$0.100	600,000	$0.100
1,359,073	1.26	0.20-0.29	1,359,073	0.20-0.29
117,977	1.55	0.30-0.39	117,977	0.30-0.39
500,000	1.38	0.40-0.49	500,000	0.40-0.49
792,000	3.63	0.500	792,000	0.500

3,369,050	2.27	$0.307	3,369,050	$0.307

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the year ended September 30, 2012 were as follows:

Assumptions
Dividend yield	0%
Expected life	3
Expected volatility	143%
Risk free interest rate	2%

At September 30, 2012, vested warrants totaling 3,369,050 shares had an aggregate intrinsic value of $572,739.